Trade accounts receivable, net	12 Months Ended
Dec. 31, 2011
Trade accounts receivable, net
3	Trade accounts receivable, net

Trade accounts receivable as of December 31, 2010 and 2011 consist of the following:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Primary bank customer and its subsidiaries	54,496,752	41,452,829	6,578,874
Other bank customers	108,310,654	171,395,035	27,201,676
General contractors	33,435,653	31,701,770	5,031,308
Total	196,243,059	244,549,634	38,811,858

Included in the above balance was the allowance for doubtful debt of RMB12,580,356 and RMB15,362,356 as of December 31, 2010 and 2011, respectively.

Allowance for doubtful account is as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Balance as of January 1	16,306,960	12,580,356	1,996,597
Additions	-	3,030,000	480,884
Recovery	(59,550)	(248,000)	(39,360)
Written off	(3,667,054)	-	-
Balance as of December 31	12,580,356	15,362,356	2,438,121

The balance billed but not paid by customers pursuant to retainage provisions in contracts will be due upon completion of the contracts and acceptance by the customers. The retention balance as of December 31, 2011 is RMB21,438,266 equivalent to USD3,402,413 (2010: RMB20,642,213 equivalent to USD3,116,888).